Basis of Preparation	12 Months Ended
Dec. 31, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Basis of Presentaion	Basis of Preparation
Statement of Compliance—The consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board. The consolidated financial statements comprise the financial statements of GLOBALFOUNDRIES and its subsidiaries.
Basis of Measurement—These financial statements have been prepared on the historical cost basis except as otherwise described in the notes below.
Functional and Presentation Currency—The consolidated financial statements are presented in United States (U.S.) dollars ($), which is the Company’s functional and presentation currency.
Foreign Currency Translation—Assets and liabilities of foreign operations having a functional currency other than the U.S. dollar are translated at the rate of exchange prevailing at the reporting date and revenue and expenses at the rate of exchange prevailing at the dates of the transactions during the period. Gains or losses on translation of foreign subsidiaries are included in other comprehensive income (loss).
In preparing the consolidated financial statements of the company, foreign currency-denominated monetary assets and liabilities are translated into the functional currency using the closing rate at the applicable consolidated statement of financial position dates. Non-monetary assets and liabilities, denominated in a foreign currency and measured at fair value, are translated at the rate of exchange prevailing at the date when the fair value was determined and non-monetary assets measured at historical cost are translated at the historical rate. Revenue and expenses are measured in the functional currency at the rates of exchange prevailing at the dates of the transactions with gains or losses included in income.
Basis of Consolidation—The consolidated financial statements comprise the financial statements of GLOBALFOUNDRIES and its subsidiaries. Subsidiaries are fully consolidated from the date of acquisition, being the date on which GLOBALFOUNDRIES obtains control, and continue to be consolidated until the date when such control ceases. All intercompany transactions, balances, income and expenses are eliminated in full on consolidation. Wholly owned subsidiaries and controlled entities included in these consolidated financial statements are disclosed in Note 14.
Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the subsidiary and has the ability to affect those returns through its power over the subsidiary. Specifically, the Company controls a subsidiary if, and only if, the Company (a) has a power over the subsidiary, (b) is exposed, or has rights, to variable returns from its involvement with subsidiary, and (c) has the ability to use the power to affect its returns.
Profit or loss and each component of other comprehensive income (loss) (“OCI”) are attributed to the equity holder of the Company and to the non-controlling interests.
A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.
If the Company loses control over a subsidiary, it derecognizes the related assets (including goodwill), liabilities, non-controlling interest and other components of equity, while any resulting gain or loss is recognized in profit or loss. Any investment retained is recognized at fair value.